Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of financial risk management objectives and policies
Cash collateral on financial derivatives	$ 384	$ 513	$ 322
Cash collateral posted by the group	$ 14		$ 80